Summary of Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy [Text Block]	Summary of Accounting Policies
Basis of Accounting
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). Plan financial statements have been prepared on the accrual basis of accounting. The following is a summary of the significant accounting policies followed by the Plan in the preparation of its financial statements.
Investment Valuation and Income Recognition
Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 5 for further discussion and disclosures related to fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes and supplemental schedules. Actual results could differ from those estimates.
Notes Receivable from Participants
Notes receivable from participants are measured at amortized cost, which represents the unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when earned. Related fees are recorded as administrative expenses and are recorded when incurred. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.
Payment of Benefits
Benefits are recorded when paid.
Subsequent Events
Plan management evaluates subsequent events through the financial statement issuance date.